Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2015
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income
Amounts included in earnings and other comprehensive income follow:

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2013	2014	2015	2013	2014	2015
	Location
Commodity	Cost of sales	$(15)	(12)	(24)	(22)	(16)	(43)
Foreign currency	Sales, cost of sales	24	10	(12)	4	15	(61)
Foreign currency	Other deductions, net	(5)	(3)	14
Total		$4	(5)	(22)	(18)	(1)	(104)

Schedule Of Fair Values Of Derivative Contracts Outstanding	Valuations of derivative contract positions as of September 30 follow:

	2014		2015
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$32	20	30	65
Commodity	$1	10	—	29